Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension benefit liability	$ 1,660	$ 1,125
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	6	3
Accrued liabilities	0	0
Pension benefit liability	1,660	1,125
Post-retirement and post-employment benefit liability	0	0
Net unfunded status	1,654	1,122
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Other assets	0	0
Accrued liabilities	60	63
Pension benefit liability	0	0
Post-retirement and post-employment benefit liability	1,781	1,705
Net unfunded status	$ 1,841	$ 1,768